Sundry provisions (Tables)	12 Months Ended
Dec. 31, 2023
Sundry Provisions
Schedule of sundry provision

		2023	2022
Leniency agreement		1,016	903
Provision for environmental damages	(a)	928	1,120
Provision for customers rebates	(b)	161	127
Other		120	130
Total		2,225	2,280

Current liabilities		1,282	923
Non-current liabilities		943	1,357
Total		2,225	2,280

Schedule of leniency agreements

	AGU
Agreements signed with:	CGU and MPF	DoJ (i)	OAG (i)	MPF	SEC (i)	Total

Amounts paid	878	297	407	1,282	206	3,071

(i)	U.S. Department of Justice (“DoJ”); Swiss Office of the Attorney General (“OAG”) and U.S. Securities Exchange Commission (“SEC”).

Schedule of changes in provision

	Leniency	Recovery of
	agreement	environmental damage	Rebate	Other	Total

December 31, 2021	1,123	1,035	101	153	2,412

Additions, monetary adjustments and exchange variation	98	299	184	20	601
Write-offs through usage and payments	(318)	(214)	(158)	(43)	(733)

December 31, 2022	903	1,120	127	130	2,280

Additions, monetary adjustments and exchange variation	113	108	155	8	384
Write-offs through usage and payments		(300)	(121)	(18)	(439)

December 31, 2023	1,016	928	161	120	2,225